Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Statutory U.S. tax rate	(34.00%)	(34.00%)	34.00%
Effect of PRC Statutory Tax Rate	9.00%	9.00%	(9.00%)
Less: Valuation Allowance	(27.50%)	(52.00%)	22.40%
Deferred Tax Expense	2.40%	8.00%	5.30%
Nondeductible and nontaxable items	(1.30%)	24.40%	5.50%
Tax expense	3.60%	59.40%	58.20%